Simplify Aggregate Bond ETF
Schedule of Investments
March 31, 2024 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 33.1%
Fixed Income Funds – 33.1%
iShares Core U.S. Aggregate Bond ETF(a)(b) ................................... 591,018 $ 57,884,303
PIMCO 15+ Year U.S. Tips Index Exchange-Traded Fund(c) ....................... 72,141 4,008,154
Total Exchange-Traded Funds (Cost $61,703,226) ................................... 61,892,457
Principal
U.S. Treasury Bills – 22.1%
U.S. Treasury Bill, 5.35%, 4/11/2024(b)(d) ...................................... $ 22,100,000 22,067,869
U.S. Treasury Bill, 5.36%, 4/16/2024(b)(d) ...................................... 4,000,000 3,991,226
U.S. Treasury Bill, 5.40%, 6/6/2024(d) ......................................... 1,000,000 990,444
U.S. Treasury Bill, 5.39%, 6/18/2024(d) ........................................ 14,500,000 14,337,230
Total U.S. Treasury Bills (Cost $41,384,607) ........................................ 41,386,769
U.S. Government Obligations – 2.8%
U.S. Treasury Inflation Indexed Note, 4/15/2024
(Cost $5,129,997) ....................................................... $ 4,200,000 5,138,083
Number of
Contracts Notional Amount
Purchased Options – 0.1%
Calls – Exchange-Traded – 0.1%
U.S. 2 Year Treasury Note Future, April Strike Price $106, Expires 4/26/24 .. 212 44,944,000 0
U.S. 2 Year Treasury Note Future, May Strike Price $106, Expires 5/24/24 .. 8,825 1,870,900,000 137,900
137,900
Total Purchased Options (Cost $234,892) ............................................ 137,900
Shares
Repurchase Agreements – 41.7%
Morgan Stanley, 5.41%, dated 03/28/2024, due 04/02/2024, proceeds $78,000,000, collateralized by U.S. Treasury Bill, 4.81% due 03/20/2025  valued at $78,046,887 including accrued interest
(Cost $78,000,000) ...................................................... 78,000,000 78,000,000
Total Investments – 99.8%
(Cost $186,452,722) ........................................................... $ 186,555,209
Other Assets in Excess of Liabilities – 0.2% ........................................... 343,242
Net Assets – 100.0% ............................................................ $ 186,898,451
Number of
Contracts Notional Amount
Written Options – (0.7)%
Calls – Exchange-Traded – (0.4)%
iShares iBoxx $ Investment Grade Corporate Bond ETF, September Strike
Price $116, Expires 9/20/24 ..................................... (5,664) $ (65,702,400) $ (260,544)
U.S. Treasury Bond Future, May Strike Price $127, Expires 5/24/24 ....... (1,500) (190,500,000) (398,438)
(658,982)
Puts – Exchange-Traded – (0.3)%
PIMCO 15+ Year U.S. Tips Index Exchange-Traded Fund, June Strike Price
$50, Expires 6/21/24 ........................................... (1,500) $ (7,500,000) $ (15,000)

Simplify Aggregate Bond ETF
Schedule of Investments
(Continued)
March 31, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Other Assets in Excess of Liabilities.
Number of
Contracts Notional Amount Value
U.S. Treasury Bond Future, May Strike Price $114, Expires 5/24/24 ........ (2,500) $ (285,000,000) $ (625,000)
U.S. Treasury Bond Futures Friday Week 5, April Strike Price $116, Expires
4/01/24 ...................................................... (500) (58,000,000) 0
(640,000)
Total Written Options (Premiums Received $2,023,120) ................................. $ (1,298,982)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $29,636,359 have been pledged as collateral for options as of March 31, 2024.
(c) Subject to written put or call options.
(d) Represents a zero coupon bond. Rate shown reflects the effective yield.
At March 31, 2024, open futures contracts were as follows:
Number of
Contracts
Notional
Value
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Long position contracts:
U.S. Treasury 10 Year Note ........................ 1,081 $ 119,771,422 6/18/24 $ (89,662)
Short position contracts:
S&P 500 E-Mini Future ............................ (24) (6,370,200) 6/21/24 (99,480)
Total net unrealized depreciation $ (189,142)
Summary of Investment Type††
Industry
% of Net
Assets
Repurchase Agreements ........................................................................... 41.7%
Exchange-Traded Funds ........................................................................... 33.1%
U.S. Treasury Bills ................................................................................ 22.1%
U.S. Government Obligations ....................................................................... 2.8%
Purchased Options ............................................................................... 0.1%
Total Investments ................................................................................ 99.8%
Other Assets in Excess of Liabilities .................................................................. 0.2%
Net Assets ..................................................................................... 100.0%